Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Schedule of property plant and equipment

			Assets in	Total property,
	Land and	Plant and	course of	plant and
	buildings	equipment	construction	equipment
	$m	$m	$m	$m
Cost
At 1 January 2017	4,616	6,543	2,292	13,451
Capital expenditure	39	198	1,074	1,311
Transfer of assets into use	525	567	(1,092)	–
Disposals and other movements	(367)	(577)	–	(944)
Exchange adjustments	210	452	159	821
At 31 December 2017	5,023	7,183	2,433	14,639
Capital expenditure	25	99	910	1,034
Transfer of assets into use	429	594	(1,023)	–
Disposals and other movements	50	(427)	(14)	(391)
Exchange adjustments	(161)	(353)	(129)	(643)
At 31 December 2018	5,366	7,096	2,177	14,639
Capital expenditure	8	48	940	996
Transfer of assets into use	403	620	(1,023)	–
Disposals and other movements	(236)	(324)	(11)	(571)
Exchange adjustments	(9)	(57)	3	(63)
At 31 December 2019	5,532	7,383	2,086	15,001
Depreciation
At 1 January 2017	2,092	4,511	–	6,603
Charge for year	182	442	–	624
Impairment	78	–	–	78
Disposals and other movements	(249)	(501)	–	(750)
Exchange adjustments	128	341	–	469
At 31 December 2017	2,231	4,793	–	7,024
Charge for year	202	412	–	614
Impairment	150	98	43	291
Disposals and other movements	10	(336)	(43)	(369)
Exchange adjustments	(89)	(253)	–	(342)
At 31 December 2018	2,504	4,714	–	7,218
Charge for year	209	438	–	647
Impairment	(67)	14	–	(53)
Disposals and other movements	(120)	(313)	–	(433)
Exchange adjustments	(21)	(45)	–	(66)
At 31 December 2019	2,505	4,808	–	7,313
Net book value
At 31 December 2017	2,792	2,390	2,433	7,615
At 31 December 2018	2,862	2,382	2,177	7,421
At 31 December 2019	3,027	2,575	2,086	7,688

Schedule of net book value of land and buildings

	2019	2018	2017
	$m	$m	$m
The net book value of land and buildings comprised:
Freeholds	2,657	2,567	2,514
Leaseholds	370	295	278